Financial Assets and Liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Oct. 31, 2019	Sep. 19, 2019	Aug. 01, 2019	Jan. 14, 2019	Jun. 29, 2018	Mar. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Gain (loss) recognized in comprehensive income, for change in fair value of financial assets	$ (400,000)	$ (400)	$ 300,000
Borrowings	89,478,000	81,286,000
Borrowings recognized as current liability	32,455,000	14,007,000
Remeasurement of borrowing arrangements within finance gains	1,386,000	376,000
Current liability	90,143,000	44,331,000
Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	49,900,000	48,226,000
Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 49,414,000	33,060,000
Hercules Capital, Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, maturity	March 2022
Borrowings recognized as current liability	$ 24,300,000
Interest payable	3,600,000
Remeasurement of borrowing arrangements within finance gains	1,300,000	$ 400,000
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount									$ 75,000,000
Remaining available borrowings	$ 25,000,000								25,000,000
Borrowings, maturity	March 2022
Borrowings recognized as current liability	$ 24,300,000
Principal repayment date	2022-03
Borrowings, interest rate	9.45%	10.45%		9.70%	9.95%	10.20%
Hercules Capital, Inc. | Floating Interest Rate | Amended Terms of Loan Agreement
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate	9.70%
Interest payable	$ 3,600,000
Hercules Capital, Inc. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	50,000,000	$ 50,000,000
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings									35,000,000
Hercules Capital, Inc. | Tranche Two | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings							$ 15,000,000		$ 15,000,000
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Interest payable	4,200,000
Remeasurement of borrowing arrangements within finance gains	$ 100,000
Description of repayment of borrowings	If there are no net sales of RYONCIL for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of RYONCIL for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of RYONCIL for pediatric SR-aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of RYONCIL for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Current liability	$ 4,500,000
Loan administration fee payable, current	300,000
Remeasurement of borrowing arrangements	$ 800,000	$ 700,000
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount								$ 40,000,000
Borrowings, maturity	July 2026
Borrowings, interest rate								15.00%
Borrowings, interest rate basis	There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings								$ 30,000,000
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period	60 days